Share-based Compensation Shared-based Compensation - Restricted Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock, Nonvested [Roll Forward]
Restricted shares, nonvested, number	634,170
Restricted shares, nonvested, weighted average grant date fair value	$ 15.95
Restricted shares, grants in period	389,550
Restricted shares, vested in period	(299,260)
Restricted shares, vested in period, weighted average grant date fair value	$ 16.68
Restricted shares, cancelled/forfeited in period	(25,778)
Restricted shares, cancelled/forfeited in period, weighted average cancellation fair value	$ 17.06
Restricted shares, nonvested, number	698,682
Restricted shares, nonvested, weighted average grant date fair value	$ 18.26
Restricted Stock
Restricted Stock, Nonvested [Roll Forward]
Restricted shares, grants in period, weighted average grant date fair value	$ 20.73	$ 19.18	$ 11.29
Share-based compensation expense	$ 6.0	$ 4.2	$ 3.6
Accelerated compensation expense	0.7
Forfeited compensation expense	(0.1)
Allocated share-based compensation expense, capitalized	0.3	0.5	0.1
Restricted shares, vested in period, total fair value	5.0	8.1	1.2
Nonvested restricted stock awards, total compensation cost not yet recognized	$ 7.1
Nonvested restricted stock awards, total compensation cost not yet recognized, period for recognition	1 year 7 months